Organization and Principal Activities (Details) - shares	12 Months Ended
	Jun. 30, 2021	Feb. 19, 2021	Feb. 09, 2021	Aug. 18, 2020	Mar. 30, 2020
Organization and Principal Activities (Details) [Line Items]
Percentage of shares				51.00%	93.55%
Owns equity interests	100.00%
Non-controlling interests			6.45%
WFOE gained		100.00%
Class A Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Non-controlling shareholders (in Shares)			1,065,089